Consolidated Statements of Loss - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Oil and natural gas sales and other income	CAD 437	CAD 608
Royalties	(30)	(22)
Gross Revenue	407	586
Risk management gain (loss)	24	(11)
Total revenue	431	575
Expenses
Operating	176	281
Transportation	29	35
General and administrative	31	56
Restructuring	10	135
Share-based compensation	8	12
Depletion, depreciation, impairment and accretion	323	680
Gain on dispositions	(74)	(33)
Provisions	(8)	3
Foreign exchange gain	(5)	(84)
Financing	23	114
Other	15
Exploration and evaluation		242
Deferred funding asset		82
Total expenses	528	1,523
Loss before taxes	(97)	(948)
Deferred tax recovery	13	252
Net and comprehensive loss	CAD (84)	CAD (696)
Net loss per share
Basic	CAD (0.17)	CAD (1.39)
Diluted	CAD (0.17)	CAD (1.39)
Weighted average shares outstanding (millions)
Basic	503.9	502.3
Diluted	503.9	502.3